Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property and equipment

	December 31, 2021	December 31, 2020

Electronic devices	$86,371	$161,571
Office equipment, fixtures and furniture	237,217	83,380
Automobile	60,352	58,943
Computer and network equipment	403,410	369,654
Leasehold improvement	418,261	346,478
Construction in progress*	—	1,971,568
Subtotal	1,205,611	2,991,594
Less: accumulated depreciation and amortization	(951,020)	(798,405)
Total	$254,591	$2,193,189